UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                       FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment           [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Express Asset Management Limited
Address: Dashwood House 11th Floor
         69 Old Broad Street
         London, England    EC2M 1QS

Form 13F File Number:  28-6560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Anderson
Title:    Global Chief Investment Officer
Phone:    612-671-3112

Signature, Place, and Date of Signing:


/s/ Peter J. Anderson      Minneapolis, MN             April 10, 2000
----------------------   ------------------          --------------------
[Signature]               [City, State]                [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[ x ] 13F COMBINATION REPORT.

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                       FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:          12
Form 13F Information Table Entry Total:     37
Form 13F Information Table Value Total:     $138,854 (thousands)



List of Other Included Managers:
No.  13F File Number     Name
--------------------     -----------------------------------------
01   28-698              American Express Company
02   28-139              American Express Financial Corporation
03   28-2069             IDS Advisory Group, Inc.
04   28-1151             American Express Trust Company
05   28-140              American Express Certificate Company
06   28-143              IDS Life Insurance Company
07                       IDS Life Insurance Company of New York
08                       American Partners Life Insurance Company
09                       American Centurion Assurance Company
10                       American Enterprise Life Insurance Company
11   28-6558             American Express Asset Management International
12                       American Express Asset Management International (Japan)
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                                                              FORM 13F INFORMATION TABLE
                                                        MARKET VALUE              INVESTM      OTHER        VOTING AUTHORITY
 NAME OF ISSUER          TITLE OF CLASS   CUSIP          (x$1000)       SHARES    DSCRETN     MANAGERS  SOLE   SHARED    NONE
---------------------------- ------------------------- -------- ---------  ----- ---------  ---------- ------- ------- -------
AMERICA ONLINE                COM     02364J-10-4          4,842        72,000    DEFINED      01,02      0    72,000       0
AMERICAN INTERNATIONAL        COM     026874-10-7          5,214        47,614    DEFINED      01,02      0    47,614       0
AT&T                          COM     001957-10-9          4,199        74,657    DEFINED      01,02      0    74,657       0
ATMEL CORP                    COM     049513-10-4          5,758       111,541    DEFINED      01,02      0   111,541       0
CHARTER COMMUNICATIONS        COM     16117M-10-7          2,234       155,903    DEFINED      01,02      0   155,903       0
CISCO SYSTEMS                 COM     17275R-10-2          4,169        53,928    DEFINED      01,02      0    53,928       0
CITIGROUP INC                 COM     172967-10-1          3,899        65,740    DEFINED      01,02      0    65,740       0
COLEGATE - PALMOLIVE CO       COM     194162-10-3          5,560        98,620    DEFINED      01,02      0    98,620       0
COMPAQ COMPUTERS              COM     204493-10-0            209         7,849    DEFINED      01,02      0     7,849       0
CORNING                       COM     219350-10-5          3,980        20,215    DEFINED      01,02      0    20,215       0
CROWN CASTLE                  COM     228227-10-4          1,644        43,400    DEFINED      01,02      0    43,400       0
DUPONT (E.I.) DE NEMOURS      COM     263534-10-9          4,685        88,611    DEFINED      01,02      0    88,611       0
ELECTRONIC DATA SYSTEMS       COM     285661-10-4          7,088       110,420    DEFINED      01,02      0   110,420       0
EMC CORPORATION               COM     268648-10-2          4,350        34,800    DEFINED      01,02      0    34,800       0
FED. NAT.MORTGAGE             COM     313586-10-9          7,037       124,692    DEFINED      01,02      0   124,692       0
FOX ENTERTAINMENT GROUP       COM     35138T-10-7            187         6,230    DEFINED      01,02      0     6,230       0
GENERAL ELECTRIC              COM     369604-10-3          5,824        37,531    DEFINED      01,02      0    37,531       0
GOLDMAN SACHS GROUP           COM     38141G-10-4          4,772        45,390    DEFINED      01,02      0    45,390       0
HEWLETT-PACKARD               COM     428236-10-3            192         1,450    DEFINED      01,02      0     1,450       0
INFONET SERVICES CORP.        COM     45666T-10-6          2,355       104,075    DEFINED      01,02      0   104,075       0
INTEL CORP                    COM     458140-10-0          4,839        36,679    DEFINED      01,02      0    36,679       0
INTERNET CAPITAL GROUP        COM     46059C-10-6            519         5,749    DEFINED      01,02      0     5,749       0
LILLY (ELI)                   COM     532457-10-8            105         1,670    DEFINED      01,02      0     1,670       0
MCI WORLDCOM                  COM     55268B-10-6          2,938        64,829    DEFINED      01,02      0    64,829       0
MICRON TECHNOLOGY INC         COM     595112-10-3          5,040        40,000    DEFINED      01,02      0    40,000       0
MICROSOFT CORPORATION         COM     594918-10-4          4,335        40,800    DEFINED      01,02      0    40,800       0
NATIONAL SEMICONDUCTOR        COM     63764-10-3           4,535        74,800    DEFINED      01,02      0    74,800       0
ORACLE                        COM     68389X-10-5          7,659        98,120    DEFINED      01,02      0    98,120       0
PALM INC                      COM     696642-10-7            180         4,000    DEFINED      01,02      0     4,000       0
PFIZER INC                    COM     717081-10-3          7,772       212,560    DEFINED      01,02      0   212,560       0
SBC COMMUNICATIONS            COM     78387G-10-3          2,980        70,948    DEFINED      01,02      0    70,948       0
SCHERING PLOUGH               COM     806605-10-1          5,775       157,154    DEFINED      01,02      0   157,154       0
SUN MICROSYSTEMS              COM     866810-10-4          4,179        44,600    DEFINED      01,02      0    44,600       0
TEXACO                        COM     881694-10-3          6,237       116,310    DEFINED      01,02      0   116,310       0
WAL-MART STORES INC.          COM     931142-10-3          2,981        53,716    DEFINED      01,02      0    53,716       0
WALGREEN                      COM     931422-10-9            141         5,510    DEFINED      01,02      0     5,510       0
WEBVAN GROUP                  COM     94845V-10-3            441        57,418    DEFINED      01,02      0    57,418       0



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